Covered Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Covered assets	$ 326,927	$ 317,925
Gross covered loans	362,248	373,455
Covered loans, allowance for losses	0	0
Outstanding principal balance of acquired loans	362,248	373,455
Discount balance related to acquired loans	66,301	85,079
Covered loans, net	295,947	288,376
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Balance at beginning of period	87,571	101,634
Additions	18,101	3,284
Payments received	(13,421)	(3,456)
Amortization	(28,722)	(15,510)
Accretion	1,086	1,619
Balance at end of period	64,615	87,571
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	56,888	43,375
Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	440	4,609
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	1,197	1,196
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	22,763	34,177
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	741	995
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	25,785	32,343
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	210,604	205,376
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	24,365	31,527
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	18,619	18,280
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross covered loans	846	1,577
Acquired Impaired
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable Yield, Balance at beginning of period	50,902	37,072
Carrying Amount, Balance at beginning of period	74,953	116,061
Accretable Yield, Additions	43,299	0
Carrying Amount, Additions	107,946	0
Accretable Yield, Reclassifications from nonaccretable balance, net	17,850	34,690
Accretable Yield, Accretion	(33,774)	(20,860)
Carrying Amount, Transfers to Real Estate Owned	(11,196)	(15,905)
Carrying Amount, Payments received, net	(67,386)	(46,063)
Carrying Amount, Balance at end of period	138,091	74,953
Accretable Yield, Balance at end of period	78,277	50,902
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Accretion	33,774	20,860
Acquired Non-impaired
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable Yield, Balance at beginning of period	23,789	30,370
Carrying Amount, Balance at beginning of period	213,423	269,888
Accretable Yield, Additions	0	0
Carrying Amount, Additions	0	0
Accretable Yield, Reclassifications from nonaccretable balance, net	0	0
Accretable Yield, Accretion	(6,526)	(6,581)
Carrying Amount, Transfers to Real Estate Owned	0	0
Carrying Amount, Payments received, net	(62,093)	(63,046)
Carrying Amount, Balance at end of period	157,856	213,423
Accretable Yield, Balance at end of period	17,263	23,789
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Accretion	$ 6,526	$ 6,581